Operating Revenues	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating Revenues
25.	OPERATING REVENUES

For the year ended December 31, 2018

Disaggregation of revenues

	Notes		2018
			RMB
Type of goods or services
Revenue from contracts with customers
Voice	(i	)	50,811
Internet	(ii	)	190,871
Information and application services	(iii	)	83,478
Telecommunications network resource and equipment services	(iv	)	20,211
Others	(v	)	27,450

Subtotal			372,821
Revenue from other sources	(vi	)	4,303

Total operating revenues			377,124

Timing of revenue recognition
A point in time			24,496
Over time			352,628

Total operating revenues			377,124

Notes:

(i)	Represent the aggregate amount of voice usage fees, installation fees and interconnections fees charged to customers for the provision of telephony services.
(ii)	Represent amounts charge to customers for the provision of Internet access services.
(iii)

Represent primarily the aggregate amount of fees charged to customers for the provision of Internet data center service, system integration services, e-Surfing HD service, caller ID service and short messaging service and etc.

(iv)	Represent amounts charged to other domestic telecommunications operators and enterprise customers for the provision of telecommunications network resource and equipment services.
(v)	Represent primarily revenue from sales, and repair and maintenance of telecommunications equipment as well as the resale of mobile services (MVNO).
(vi)	Represent primarily revenue from property rental and other revenues.

As of December 31, 2018, the aggregated amount of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts represents revenue expected to be recognized in the future when service is provided over the contract terms over the next 1 year to 3 years.

For the year ended December 31, 2016 and 2017

The components of the Group’s operating revenues are as follows:

	Year ended December 31,
	2016	2017
	RMB	RMB
Voice	70,185	61,678
Internet	150,449	172,554
Information and application services	66,881	73,044
Telecommunications network resource and equipment services	17,781	19,125
Others	47,238	39,828

	352,534	366,229